UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
FOR THE MONTHLY REPORTING PERIOD FROM MARCH 1, 2009 THROUGH MARCH  31, 2009
COMMISSION FILE NUMBERS OF ISSUING ENTITY: 333-141065 and 333-32874
Advanta Business Card Master Trust
(Exact name of issuing entity as specified in its charter)
(Issuing entity in respect of the Notes)
Advanta Business Receivables Corp.
(Exact name of depositor as specified in its charter)
Advanta Bank Corp.
(Exact name of sponsor as specified in its charter)
DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)
c/o Wilmington Trust Company,
Rodney Square North
1100 North Market St.
Wilmington, DE, 19890
(Address of principal executive offices of issuing entity)
(302) 651-8951
(Telephone number, including area code)
23-2852207
(I.R.S. Employer Identification No. Issuing Entity)
N/A
(Former name, former address, if changed since last report)
Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

     PART I. Distribution Information
Item 1. Distribution and Pool Performance Information:
Response to Item 1 is set forth in Exhibit 99.
     PART II. Other Information
Item 8.01. Other Information
Defined terms used in this 10-D but not defined herein have the meanings ascribed to them in Advanta Business Card Master Trust Master Indenture, the Transfer and Servicing Agreement or the AdvantaSeries Indenture Supplement.
As of March 31, 2009 the Advanta Business Card Master Trust receivables balance was $4.6 billion.
During the March 2009 Monthly Period, the sponsor and its affiliates did not provide any financial support to the trust and there were no amendments to any transaction documents.
As of the April 2009 Payment Date, the AdvantaSeries Quarterly Excess Spread Percentage was 2.24% and excess spread in the amount of $4.3 million was deposited into the Spread Account. There is currently $9.8 million on deposit in the Spread Account. The Required Spread Account Amount is $110.1 million.
In accordance with the terms of the respective AdvantaSeries Terms Document, the Accumulation Period for the following tranches has been postponed and is expected to begin on the dates indicated below:

Expected Final
	Expected Start of	Principal Payment
AdvantaSeries Tranche	Accumulation Period	Date
AdvantaSeries Class D(2005-D2)		April 20, 2009*
AdvantaSeries Class A(2005-A5)	March 31, 2009	May 20, 2009
AdvantaSeries Class A(2006-A3)	April 30, 2009	June 22, 2009
AdvantaSeries Class A(2008-A3)	May 31, 2009	July 20, 2009
AdvantaSeries Class B(2006-B1)	June 30, 2009	August 20, 2009
AdvantaSeries Class D(2004-D1)	August 31, 2009	October 20, 2009
AdvantaSeries Class C(2004-C1)	August 31, 2009	October 20, 2009
AdvantaSeries Class A(2006-A5)	August 31, 2009	October 20, 2009
AdvantaSeries Class D(2006-D3)	August 31, 2009	October 20, 2009
AdvantaSeries Class A(2006-A7)	September 30, 2009	November 20, 2009
AdvantaSeries Class D(2007-D1)	December 31, 2009	February 22, 2010
AdvantaSeries Class B(2005-B1)	January 31, 2010	March 22, 2010
AdvantaSeries Class A(2007-A2)	February 28, 2010	April 20, 2010

*	Paid in full today April 20, 2009
The Accumulation Amount with respect to the April Monthly Period of $200 million is currently on deposit in the Collection Account.

On April 20, 2009, the amount outstanding in Series 1997-A, the Advanta Business Card Master Trust variable funding notes issued to a commercial paper conduit, was decreased by $153 million. After this decrease, there will be no amounts outstanding on the Series 1997-A variable funding notes. This facility will be terminated effective April 20, 2009.

Item 9 — Exhibits
Item 9.01 (c). Exhibits
The following is filed as an exhibit to this Report under Exhibit 99:

99.1	AdvantaSeries Asset Backed Notes — Monthly Noteholder’s Statement for the Monthly Period of March 1, 2009 through March 31, 2009

3

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

ADVANTA BUSINESS RECEIVABLES CORP. (Depositor)
By:	/s/ Susan A. McVeigh
	Name:	Susan A. McVeigh
	Title:	Vice President and Treasurer

ADVANTA BANK CORP. (Servicer)
By:	/s/ Michael Coco
	Name:	Michael Coco
	Title:	Vice President and Treasurer

Dated: April 20, 2009

Exhibit Index
Exhibit No.
The following is filed as an exhibit to this Report under Exhibit 99:

99.1	AdvantaSeries Asset Backed Notes — Monthly Noteholder’s Statement for the Monthly Period of March 1, 2009 through March 31, 2009

5